CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents	Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Cash	$880	$821
Cash subject to restriction	273	251
Short-term deposits	83	69
	$1,236	$1,141